Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Breakdown of Office buildings, land, equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 436,454	¥ 448,785
Operating lease ROU assets	¥ 156,791	¥ 166,730
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Office buildings, land, equipment and facilities	Office buildings, land, equipment and facilities
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 42,934	¥ 42,914
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	46,173	54,657
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	26,793	38,110
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	143,002	130,280
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 20,761	¥ 16,094